Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Summary of Other Operating Expenses	The following items are included within other operating expenses:

	Notes	2023 £m	2022 £m	2021 £m
Other operating expenses		7,538	9,018	7,468
The following items are included within other operating expenses:
Master Settlement Agreement and State Settlement Agreements	6(b),(d)	2,023	2,387	2,486
Marketing costs in operating expenses	6(c)	1,152	1,160	1,242
Inventory write-offs	20	250	250	215
Research and development expenses (excluding employee benefit costs and depreciation)	6(e)	181	138	141
Loss/(gain) on disposal of businesses	6(f)	546	(6)	358
Excise, VAT and penalties in respect of disputes in Türkiye and South Korea	6(g)	—	—	26
Charges in respect of DOJ and OFAC investigation	6(h)	75	450	—
(Reversals)/charges in respect of assets held-for-sale	6(j)	(195)	612	—
Charges in respect of Nigerian FCCPC case	6(i)	—	79	—
Brazil other taxes	6(k)	49	12	—
Exchange differences		17	92	19
Hedge ineffectiveness within operating profit		(12)	36	(5)
Expenses relating to short-term leases		13	11	8
Expenses relating to leases of low-value assets		1	1	1
Auditor’s remuneration	6(m)	29	29	27

	Note	US$m	2023 £m	US$m	2022 £m	US$m	2021 £m
Opening MSA liability	25	2,637	2,193	2,815	2,079	3,139	2,296
Settlement expense	31	2,516	2,023	2,951	2,387	3,420	2,486
Cash paid	31	(2,874)	(2,311)	(3,129)	(2,531)	(3,744)	(2,722)
Difference on exchange		—	(117)	—	258	—	19
Closing MSA liability	25	2,279	1,788	2,637	2,193	2,815	2,079

Summary of Auditor"s Remuneration	(m) Auditor’s remuneration

	2023 £m	2022 £m	2021 £m
Auditor’s remuneration
Total expense for audit services pursuant to legislation:
–fees to KPMG LLP for Parent Company and Group audit	11.4	9.4	8.7
–fees to KPMG LLP firms and associates for local statutory and Group reporting audits	9.4	11.0	9.5
Total audit fees expense - KPMG LLP firms and associates	20.8	20.4	18.2
Audit fees expense to other firms	0.2	0.2	0.2
Total audit fees expense	21.0	20.6	18.4
Fees to KPMG LLP firms and associates for other services:
–audit-related assurance services	6.9	7.1	8.0
–other assurance services	0.9	0.9	0.3
–tax advisory services	—	—	—
–tax compliance	—	—	—
–audit of defined benefit schemes of the Company	0.2	0.2	0.4
–other non-audit services	—	—	—
	8.0	8.2	8.7